Schedule of Operating Lease Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Right-of-use Operating Lease
Operating lease - right-of-use asset - non-current	$ 1,917,012
Operating lease liability	$ 2,147,332
Weighted-average remaining lease term (years)	4 years 8 months 1 day
Weighted-average discount rate	8.00%	0.00%